Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Texas Capital Funds Trust
Entity Central Index Key	0001972459
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000252068
Shareholder Report [Line Items]
Fund Name	Texas Capital Government Money Market ETF
Trading Symbol	MMKT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Texas Capital Government Money Market ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://fundsmanagement.texascapital.com/funds/mmkt/. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://fundsmanagement.texascapital.com/funds/mmkt/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Performance Inception Date	Sep. 24, 2024
AssetsNet	$ 70,128,708
Holdings Count | Holding	36
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$70,128,708
Total Number of Portfolio Holdings	36
Total Advisory Fees Paid	$108,115

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirae Asset Securities Repo, 3.88%, 01/02/26	12.3%
United States Treasury Bill, 3.47%, 03/24/26	6.4%
United States Treasury Bill, 3.47%, 04/07/26	5.7%
United States Treasury Bill, 3.44%, 03/17/26	4.9%
United States Treasury Bill, 3.34%, 01/20/26	4.8%
United States Treasury Bill, 3.45%, 02/17/26	4.7%
Federal Home Loan Banks, 3.91%, 04/15/26	4.2%
United States Treasury Bill, 3.48%, 04/28/26	4.1%
United States Treasury Bill, 2.76%, 01/06/26	4.1%
United States Treasury Bill, 3.44%, 02/10/26	3.6%

C000245603
Shareholder Report [Line Items]
Fund Name	Texas Capital Government Money Market Fund
Trading Symbol	TXGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Texas Capital Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txgxx?&. You can also request this information by contacting us at (844) 822-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management/txgxx?&
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market Fund	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Performance Inception Date	Jul. 17, 2024
AssetsNet	$ 128,547,878
Holdings Count | Holding	39
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$128,547,878
Total Number of Portfolio Holdings	39
Total Advisory Fees Paid	$0

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
U.S. Government & Agencies	6.1%
U.S. Treasury Obligations	40.4%
Repurchase Agreements	52.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirae Asset Securities Repo, 4.47%, 01/02/26	39.4%
Mirae Asset Securities Repo, 3.79%, 01/02/26	7.0%
United States Treasury Bill, 3.49%, 04/21/26	2.7%
Mirae Asset Securities Repo, 3.70%, 01/06/26	2.6%
United States Treasury Bill, 2.76%, 01/06/26	2.5%
Mirae Asset Securities Repo, 3.76%, 01/05/26	2.3%
United States Treasury Bill, 0.00%, 01/02/26	2.3%
United States Treasury Bill, 3.38%, 01/22/26	2.3%
United States Treasury Bill, 3.40%, 02/03/26	2.3%
United States Treasury Bill, 3.46%, 02/24/26	2.3%

C000243202
Shareholder Report [Line Items]
Fund Name	Texas Capital Texas Equity Index ETF
Trading Symbol	TXS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Texas Capital Texas Equity Index ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txs?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management/txs?&
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Equity Index ETF	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Performance Inception Date	Jul. 12, 2023
AssetsNet	$ 31,407,434
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 152,542
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,407,434
Total Number of Portfolio Holdings	218
Total Advisory Fees Paid	$152,542
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Materials	0.5%
Communications	1.6%
Utilities	1.6%
Consumer Staples	2.2%
Financials	7.5%
Technology	9.9%
Health Care	11.7%
Industrials	13.3%
Real Estate	13.4%
Energy	18.5%
Consumer Discretionary	19.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tesla, Inc.	5.6%
McKesson Corp.	5.4%
Crowdstrike Holdings, Inc., Class A	5.0%
Charles Schwab Corp. (The)	4.8%
Tenet Healthcare Corp.	4.3%
Digital Realty Trust, Inc.	4.1%
Waste Management, Inc.	3.9%
CBRE Group, Inc., Class A	3.6%
Crown Castle International Corp.	3.0%
GameStop Corp., Class A	2.4%

C000247107
Shareholder Report [Line Items]
Fund Name	Texas Capital Texas Oil Index ETF
Trading Symbol	OILT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Texas Capital Texas Oil Index ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/oilt?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management/oilt?&
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Oil Index ETF	$34	0.35%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.35%
Performance Inception Date	Dec. 20, 2023
AssetsNet	$ 10,000,012
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 41,379
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,000,012
Total Number of Portfolio Holdings	28
Total Advisory Fees Paid	$41,379
Portfolio Turnover Rate	13%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
Gas & Water Utilities	3.7%
Oil, Gas & Consumable Fuels	4.9%
Oil & Gas Producers	90.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corp.	8.6%
Occidental Petroleum Corp.	8.5%
ConocoPhillips	8.2%
Diamondback Energy, Inc.	8.1%
Crescent Energy Co., Class A	7.4%
EOG Resources, Inc.	6.9%
Chevron Corp.	4.9%
APA Corp.	4.6%
Devon Energy Corp.	4.4%
Ovintiv, Inc.	4.1%